EQUITY - Schedule of number of share options and weighted average exercise price (Details)	12 Months Ended
	Dec. 31, 2024 Shares $ / shares	Dec. 31, 2023 Shares $ / shares
Disclosure of classes of share capital [abstract]
Number of Options, Outstanding at the beginning of year | Shares	6,215	7,297
Number of Options, Changes during the year:
Number of options granted | Shares	378	0
Number of options exercised | Shares	299	38
Number of Options, Forfeited | Shares	971	1,044
Number of Options, Outstanding at end of year | Shares	5,323	6,215
Number of options exercisable | Shares	4,808	3,171
Weighted Average Exercise Price, Options outstanding at the beginning of year | $ / shares	$ 1.67	$ 1.76
Weighted Average Exercise Price, Changes during the year:
Weighted Average Exercise Price, Granted | $ / shares	0.71	0
Weighted Average Exercise Price, Exercised | $ / shares	0	0.68
Weighted Average Exercise Price, Forfeited | $ / shares	0.71	2.38
Weighted Average Exercise Price, Options outstanding at end of year | $ / shares	1.86	1.67
Options Exercisable, Exercise Price | $ / shares	$ 1.93	$ 0.9